FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial instruments
Gains/(losses) recorded into AOCI	SFr (3,189)	SFr (365)
Gains/(losses) recorded into AOCI, Cumulatively	(948)
Gains/(losses) recorded into AOCI transferred to net income	22	80
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(15)	(8)
Gains/(losses) recorded into AOCI, Cumulatively	(44)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(24)	1
Gains/(losses) recorded into AOCI, Cumulatively	(78)
Gains/(losses) recorded into AOCI transferred to net income	0	1
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(3,150)	(358)
Gains/(losses) recorded into AOCI, Cumulatively	(826)
Gains/(losses) recorded into AOCI transferred to net income	22	79
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(1,253)	(36)
Gains/(losses) recorded into AOCI, Cumulatively	(1,159)
Gains/(losses) recorded into AOCI transferred to net income	22	79
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(1,632)	(278)
Gains/(losses) recorded into AOCI, Cumulatively	359
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	1,724	(1,509)
Gains/(losses) recorded into AOCI, Cumulatively	(935)
Gains/(losses) recorded into AOCI transferred to net income	99	110
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	23	(34)
Gains/(losses) recorded into AOCI, Cumulatively	(44)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(22)	1
Gains/(losses) recorded into AOCI, Cumulatively	(78)
Gains/(losses) recorded into AOCI transferred to net income	0	1
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	1,723	(1,476)
Gains/(losses) recorded into AOCI, Cumulatively	(813)
Gains/(losses) recorded into AOCI transferred to net income	99	109
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	300	(670)
Gains/(losses) recorded into AOCI, Cumulatively	(1,170)
Gains/(losses) recorded into AOCI transferred to net income	99	109
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	1,306	(652)
Gains/(losses) recorded into AOCI, Cumulatively	383
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0